Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred assets
Unrealized foreign currency translation adjustments	$ 991	$ 359
Accrued liabilities	41	41
Other assets	8	115
Total deferred assets	1,040	515
Deferred liabilities
Unrealized net capital gains	(84,963)	(91,691)
Difference in tax bases of investments	(63,767)	(64,725)
Life and annuity reserves	(36,021)	(25,871)
DAC	(29,090)	(28,375)
Other liabilities	(2,703)	(2,802)
Total deferred liabilities	(216,544)	(213,464)
Net deferred liability	$ (215,504)	$ (212,949)